SHARE CAPITAL - Disclosure of detailed information about warrants outstanding (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2021 Share	Jun. 30, 2021 Share	Dec. 31, 2023 CAD_per_Share Month Share
Disclosure of classes of share capital [line items]
Opening Balance			6,248,540
Granted during period			5,400,000
Cancelled			0
Exercised	(1,800,000)	(600,000)	0
Expired			0
Closing Balance			11,648,540
February 28, 2024 [Member]
Disclosure of classes of share capital [line items]
Date of grant			Feb. 28, 2022
Opening Balance			2,873,540
Granted during period			0
Cancelled			0
Exercised			0
Expired			0
Closing Balance			2,873,540
Exercise Price (Cdn $) | CAD_per_Share			0.75
Exercise period (months) | Month			24
Remaining contractual life (months) | Month			2
June 8, 2024 [Member]
Disclosure of classes of share capital [line items]
Date of grant			Jun. 08, 2022
Opening Balance			350,000
Granted during period			0
Cancelled			0
Exercised			0
Expired			0
Closing Balance			350,000
Exercise Price (Cdn $) | CAD_per_Share			0.75
Exercise period (months) | Month			24
Remaining contractual life (months) | Month			5
June 10, 2024 [Member]
Disclosure of classes of share capital [line items]
Date of grant			Jun. 10, 2022
Opening Balance			3,025,000
Granted during period			0
Cancelled			0
Exercised			0
Expired			0
Closing Balance			3,025,000
Exercise Price (Cdn $) | CAD_per_Share			0.75
Exercise period (months) | Month			24
Remaining contractual life (months) | Month			5
April 4, 2025 [Member]
Disclosure of classes of share capital [line items]
Date of grant			Apr. 04, 2023
Opening Balance			0
Granted during period			400,000
Cancelled			0
Exercised			0
Expired			0
Closing Balance			400,000
Exercise Price (Cdn $) | CAD_per_Share			0.6
Exercise period (months) | Month			24
Remaining contractual life (months) | Month			15
April 5, 2025 [Member]
Disclosure of classes of share capital [line items]
Date of grant			Apr. 05, 2023
Opening Balance			0
Granted during period			1,535,000
Cancelled			0
Exercised			0
Expired			0
Closing Balance			1,535,000
Exercise Price (Cdn $) | CAD_per_Share			0.6
Exercise period (months) | Month			24
Remaining contractual life (months) | Month			15
April 14, 2025 [Member]
Disclosure of classes of share capital [line items]
Date of grant			Apr. 14, 2023
Opening Balance			0
Granted during period			95,000
Cancelled			0
Exercised			0
Expired			0
Closing Balance			95,000
Exercise Price (Cdn $) | CAD_per_Share			0.6
Exercise period (months) | Month			24
Remaining contractual life (months) | Month			16
May 5, 2025 [Member]
Disclosure of classes of share capital [line items]
Date of grant			May 05, 2023
Opening Balance			0
Granted during period			3,370,000
Cancelled			0
Exercised			0
Expired			0
Closing Balance			3,370,000
Exercise Price (Cdn $) | CAD_per_Share			0.6
Exercise period (months) | Month			24
Remaining contractual life (months) | Month			16